ASSET RETIREMENT OBLIGATION (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
ASSET RETIREMENT OBLIGATION
Asset retirement obligation current	$ 894	$ 708		$ 1,078
Collateralized with restricted cash	$ 3,750	$ 3,732	$ 3,668	$ 3,668